Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

9.Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2019	2020
	US$	US$
Other tax payables	3,239,430	4,386,517
Accrued expenses	2,011,136	2,772,237
Accrued loss contingencies relating litigation and asserted claims	95,857	2,872,150
Others	609,533	655,614
Total	5,955,956	10,686,518